Share Capital - Schedule Analysis of Issued Shares (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	¥ 2,000,000	¥ 2,000,000
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	3,432,154,261	3,432,154,262		3,390,154,264	3,385,143,738
Share capital	¥ 2,000,000	¥ 2,000,000
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued			42,000,000
Class A Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,767,205,006	1,717,015,084
Share capital	¥ 1,000,000	¥ 1,000,000
Class B Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,664,949,255	1,715,139,178
Share capital	¥ 1,000,000	¥ 1,000,000